 January 08, 2008

US Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Dear Sir/Madam,

Re: J-Pacific Gold Inc.
Form 20-F and F/A for the Year Ended December 31, 2006 File No. 0-50238

Paragraph 1.

Reference to the CFO is emphasis added only as a qualified person, an accountant, with experience in controls and procedures. To satisfy this interpretative issue, we have revised our statement to explicitly mention the President and CFO.

Paragraph 2.

Conclusion explicitly stated. We have identified an internal control deficiency and more clearly stated our conclusion.

Paragraph 3.

The words "as of the end of the period" has been substituted with "as of the end of the year".

Paragraph 4.

Additional information required under 210.12-09, 210.12-15, 210.12-16, 210.12-17, 210.12-18, 210.12-28, and 210.12-29 does not apply to our operations. The Company provides condensed financial information throughout the annual report and is not aware of additional condensed financial information required under Item 17.

Paragraph 5.

Understood, we will follow your guidance on this matter regarding the certifications.

Paragraph 6.

Year reference amended and Item 19 explanatory paragraph added.

Paragraph 7.

We eliminated from our discussion the ppb disclosure.
We acknowledge:
* that the Company is responsible for the adequacy and accuracy of the disclosurein the filing;
* staff comments or changes to disclosure in reponse to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
* the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
My contact information is as follows:

Ralph Braun
J-Pacific Gold Inc.
Suite 802, 1166 Alberni Street
Vancouver, BC
CANADA V6E 3Z3
Telephone: 604-684-6677
Fax: 604-684-6678
email: rbraun@jpgold.com

Yours truly,
Ralph Braun
CFO
J-Pacific Gold Inc.